Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL.
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

		Opening Balance 01-01-2017	Increase/ (Decrease)	Closing Balance 12/31/2017	Increase/ (Decrease)	Foreign currency exchange difference	Closing Balance 12-31-2018
Company	Cash Generating Unit	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica de Colina Ltda.	Empresa Eléctrica de Colina Ltda.	2,240,478	—	2,240,478	—	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	128,374,362	—	128,374,362	—	—	128,374,362
Enel Generación Chile S.A.	Enel Generación Chile	731,782,459	—	731,782,459	—	—	731,782,459
GasAtacama Chile	Enel Generación Chile	24,860,356	—	24,860,356	—	—	24,860,356
Enel Chile S.A.	Empresa Eléctrica Panguipulli S.A	—	—	—	17,543,347	2,603,476	20,146,823
Enel Green power Chile Ltda.	Geotérmica del Norte	—	—	—	65,871	9,775	75,646
Enel Green power Chile Ltda.	Parque Eólico Talinay Oriente	—	—	—	6,587,064	977,537	7,564,601
	Total	887,257,655	—	887,257,655	24,196,282	3,590,788	915,044,725